Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-0619
1.9867679.103

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	168,380	$5,268,610
Entertainment - 1.0%
Cinemark Holdings, Inc.	78,945	3,319,637
Lions Gate Entertainment Corp.:
Class A (b)	38,902	567,580
Class B	69,829	949,674
Live Nation Entertainment, Inc. (a)	101,977	6,663,177
The Madison Square Garden Co. (a)	13,700	4,280,428
Zynga, Inc. (a)	564,745	3,196,457
		18,976,953
Interactive Media & Services - 0.5%
Match Group, Inc. (b)	38,787	2,342,735
TripAdvisor, Inc. (a)(b)	76,846	4,090,513
Zillow Group, Inc.:
Class A (a)	41,597	1,381,436
Class C (a)(b)	89,542	2,990,703
		10,805,387
Media - 1.4%
AMC Networks, Inc. Class A (a)(b)	32,249	1,883,664
Cable One, Inc.	3,174	3,366,122
GCI Liberty, Inc. (a)	74,934	4,467,565
Interpublic Group of Companies, Inc.	284,281	6,538,463
John Wiley & Sons, Inc. Class A	32,618	1,506,299
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	144,929	5,624,694
Liberty Media Class A (a)(b)	19,460	734,810
Tribune Media Co. Class A	64,577	2,983,457
		27,105,074
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	72,877	2,323,319
U.S. Cellular Corp. (a)	9,653	464,309
		2,787,628

TOTAL COMMUNICATION SERVICES		64,943,652

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.5%
Adient PLC	69,009	1,594,108
Gentex Corp.	195,613	4,504,967
The Goodyear Tire & Rubber Co.	171,745	3,299,221
Visteon Corp. (a)	21,294	1,405,830
		10,804,126
Automobiles - 0.4%
Harley-Davidson, Inc.	120,238	4,476,461
Thor Industries, Inc.	37,023	2,438,705
		6,915,166
Distributors - 0.3%
Pool Corp.	29,317	5,386,706
Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	42,183	5,405,751
Frontdoor, Inc. (a)	62,523	2,203,311
Graham Holdings Co.	3,046	2,264,488
Grand Canyon Education, Inc. (a)	34,809	4,034,015
H&R Block, Inc.	153,175	4,167,892
Service Corp. International	129,523	5,389,452
ServiceMaster Global Holdings, Inc. (a)	100,135	4,909,619
		28,374,528
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	180,834	5,620,321
Caesars Entertainment Corp. (a)(b)	423,499	3,963,951
Choice Hotels International, Inc.	25,180	2,090,947
Domino's Pizza, Inc.	30,782	8,328,994
Dunkin' Brands Group, Inc.	61,058	4,556,759
Extended Stay America, Inc. unit	139,424	2,497,084
Hilton Grand Vacations, Inc. (a)	71,280	2,283,811
Hyatt Hotels Corp. Class A	29,080	2,231,308
International Game Technology PLC (b)	72,634	1,062,635
Six Flags Entertainment Corp.	53,212	2,825,025
U.S. Foods Holding Corp. (a)	160,340	5,860,427
Vail Resorts, Inc.	29,804	6,820,645
Wendy's Co.	137,179	2,552,901
Wyndham Destinations, Inc.	71,492	3,114,192
Wyndham Hotels & Resorts, Inc.	72,157	4,020,588
		57,829,588
Household Durables - 1.2%
Leggett & Platt, Inc.	96,733	3,807,411
NVR, Inc. (a)	2,322	7,320,059
PulteGroup, Inc.	187,309	5,892,741
Tempur Sealy International, Inc. (a)(b)	34,167	2,097,854
Toll Brothers, Inc.	100,879	3,843,490
		22,961,555
Internet & Direct Marketing Retail - 0.6%
GrubHub, Inc. (a)(b)	66,598	4,448,080
Wayfair LLC Class A (a)(b)	42,407	6,876,295
		11,324,375
Leisure Products - 0.5%
Brunswick Corp.	64,802	3,318,510
Mattel, Inc. (a)(b)	253,805	3,093,883
Polaris Industries, Inc.	43,722	4,214,801
		10,627,194
Multiline Retail - 0.6%
Kohl's Corp.	121,612	8,646,613
Nordstrom, Inc. (b)	86,811	3,560,987
		12,207,600
Specialty Retail - 1.3%
AutoNation, Inc. (a)(b)	40,386	1,693,385
Burlington Stores, Inc. (a)	49,399	8,343,985
Dick's Sporting Goods, Inc.	52,763	1,952,231
Floor & Decor Holdings, Inc. Class A (a)(b)	42,994	2,064,572
Foot Locker, Inc.	82,824	4,738,361
Michaels Companies, Inc. (a)	69,448	780,596
Penske Automotive Group, Inc.	26,015	1,194,609
Urban Outfitters, Inc. (a)	54,404	1,617,431
Williams-Sonoma, Inc. (b)	59,854	3,421,853
		25,807,023
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	103,481	4,561,442
Carter's, Inc.	33,332	3,530,192
Columbia Sportswear Co.	22,123	2,211,636
Hanesbrands, Inc.	264,597	4,781,268
Ralph Lauren Corp.	38,571	5,075,172
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	96,543	3,056,551
		23,216,261

TOTAL CONSUMER DISCRETIONARY		215,454,122

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	26,801	3,547,112
Sprouts Farmers Market LLC (a)	92,295	1,976,959
		5,524,071
Food Products - 1.3%
Flowers Foods, Inc.	132,242	2,874,941
Ingredion, Inc.	49,257	4,667,101
Lamb Weston Holdings, Inc.	108,713	7,615,346
Pilgrim's Pride Corp. (a)	39,009	1,049,732
Post Holdings, Inc. (a)	48,083	5,422,801
Seaboard Corp.	192	863,151
The Hain Celestial Group, Inc. (a)(b)	67,464	1,472,064
TreeHouse Foods, Inc. (a)	40,173	2,690,788
		26,655,924
Household Products - 0.2%
Energizer Holdings, Inc.	46,468	2,225,353
Spectrum Brands Holdings, Inc.	29,882	1,839,835
		4,065,188
Personal Products - 0.3%
Herbalife Nutrition Ltd. (a)	79,979	4,226,890
Nu Skin Enterprises, Inc. Class A	40,541	2,062,321
		6,289,211

TOTAL CONSUMER STAPLES		42,534,394

ENERGY - 2.6%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	78,459	4,591,421
Nabors Industries Ltd.	256,218	896,763
Patterson-UTI Energy, Inc.	158,049	2,147,886
RPC, Inc.	41,194	423,886
Transocean Ltd. (United States) (a)(b)	384,428	3,021,604
Weatherford International PLC (a)(b)	733,334	405,754
		11,487,314
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	178,879	1,296,873
Centennial Resource Development, Inc. Class A (a)(b)	134,871	1,420,192
Chesapeake Energy Corp. (a)(b)	770,170	2,241,195
CNX Resources Corp. (a)	143,764	1,288,125
Extraction Oil & Gas, Inc. (a)(b)	80,055	376,259
HollyFrontier Corp.	118,046	5,634,336
Kosmos Energy Ltd.	187,778	1,256,235
Murphy Oil Corp.	122,113	3,326,358
Parsley Energy, Inc. Class A (a)	196,630	3,924,735
PBF Energy, Inc. Class A	87,836	2,949,533
QEP Resources, Inc. (a)	173,964	1,308,209
Range Resources Corp. (b)	155,340	1,404,274
SM Energy Co.	81,793	1,302,962
Targa Resources Corp.	167,004	6,705,211
Whiting Petroleum Corp. (a)	66,116	1,810,917
WPX Energy, Inc. (a)	295,652	4,106,606
		40,352,020

TOTAL ENERGY		51,839,334

FINANCIALS - 13.8%
Banks - 5.1%
Associated Banc-Corp.	120,957	2,744,514
Bank of Hawaii Corp.	30,357	2,500,810
Bank OZK	89,487	2,921,751
BankUnited, Inc.	71,717	2,623,408
BOK Financial Corp.	23,909	2,083,430
CIT Group, Inc.	74,457	3,966,324
Commerce Bancshares, Inc.	74,353	4,493,152
Cullen/Frost Bankers, Inc.	42,206	4,291,928
East West Bancorp, Inc.	106,801	5,498,115
First Citizens Bancshares, Inc.	5,716	2,562,197
First Hawaiian, Inc.	97,187	2,687,221
First Horizon National Corp.	232,564	3,509,391
FNB Corp., Pennsylvania	237,961	2,886,467
PacWest Bancorp	90,621	3,584,061
Peoples United Financial, Inc.	290,492	5,022,607
Pinnacle Financial Partners, Inc.	55,255	3,208,658
Popular, Inc.	72,926	4,208,559
Prosperity Bancshares, Inc.	49,128	3,617,786
Signature Bank	38,507	5,085,619
Sterling Bancorp	157,596	3,375,706
Synovus Financial Corp.	118,737	4,376,646
TCF Financial Corp.	118,364	2,619,395
Texas Capital Bancshares, Inc. (a)	36,948	2,391,644
Umpqua Holdings Corp.	164,819	2,861,258
Webster Financial Corp.	67,629	3,593,129
Western Alliance Bancorp. (a)	72,446	3,461,470
Wintrust Financial Corp.	41,927	3,194,837
Zions Bancorp NA	136,914	6,753,968
		100,124,051
Capital Markets - 2.0%
BGC Partners, Inc. Class A	201,431	1,087,727
Eaton Vance Corp. (non-vtg.)	82,741	3,439,543
Evercore, Inc. Class A	29,551	2,879,154
FactSet Research Systems, Inc.	27,584	7,609,598
Lazard Ltd. Class A	84,594	3,289,015
Legg Mason, Inc.	62,304	2,084,069
LPL Financial	62,232	4,610,769
MarketAxess Holdings, Inc.	27,187	7,566,958
Morningstar, Inc.	13,385	1,920,078
SEI Investments Co.	95,863	5,219,740
Virtu Financial, Inc. Class A (b)	30,024	737,990
		40,444,641
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	8,100	4,019,382
Navient Corp.	182,601	2,466,940
OneMain Holdings, Inc.	56,236	1,910,337
Santander Consumer U.S.A. Holdings, Inc.	85,088	1,816,629
SLM Corp.	324,553	3,297,458
		13,510,746
Diversified Financial Services - 0.3%
Voya Financial, Inc.	112,253	6,161,567
Insurance - 4.3%
Alleghany Corp. (a)	10,609	6,968,840
American Financial Group, Inc.	53,000	5,487,090
American National Insurance Co.	5,454	617,884
Assurant, Inc.	44,414	4,219,330
Assured Guaranty Ltd.	76,527	3,650,338
Axis Capital Holdings Ltd.	60,567	3,443,234
Brighthouse Financial, Inc. (a)	88,577	3,701,633
Brown & Brown, Inc.	172,420	5,474,335
Erie Indemnity Co. Class A	18,197	3,445,056
Everest Re Group Ltd.	30,059	7,078,895
First American Financial Corp.	80,647	4,601,718
Hanover Insurance Group, Inc.	31,280	3,772,681
Mercury General Corp.	19,864	1,068,286
Old Republic International Corp.	208,976	4,672,703
Reinsurance Group of America, Inc.	46,675	7,071,729
RenaissanceRe Holdings Ltd.	29,348	4,559,505
Torchmark Corp.	77,014	6,751,047
W.R. Berkley Corp.	105,713	6,480,207
White Mountains Insurance Group Ltd.	2,261	2,123,169
		85,187,680
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp.	396,542	7,054,482
Chimera Investment Corp.	137,135	2,628,878
MFA Financial, Inc.	331,814	2,491,923
New Residential Investment Corp.	296,703	4,987,577
Starwood Property Trust, Inc.	197,561	4,553,781
Two Harbors Investment Corp.	180,615	2,503,324
		24,219,965
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	339,385	3,947,048
TFS Financial Corp.	36,510	607,526
		4,554,574

TOTAL FINANCIALS		274,203,224

HEALTH CARE - 10.5%
Biotechnology - 3.2%
Agios Pharmaceuticals, Inc. (a)(b)	37,307	2,086,207
Alkermes PLC (a)	114,439	3,469,790
Alnylam Pharmaceuticals, Inc. (a)	70,025	6,256,034
bluebird bio, Inc. (a)(b)	40,197	5,701,141
Exact Sciences Corp. (a)	88,751	8,758,836
Exelixis, Inc. (a)	216,429	4,254,994
Ionis Pharmaceuticals, Inc. (a)	92,585	6,881,843
Moderna, Inc. (b)	18,957	493,451
Neurocrine Biosciences, Inc. (a)	66,418	4,798,036
Sage Therapeutics, Inc. (a)(b)	36,119	6,076,299
Sarepta Therapeutics, Inc. (a)(b)	48,955	5,724,798
Seattle Genetics, Inc. (a)	80,008	5,422,942
United Therapeutics Corp. (a)	31,969	3,279,060
		63,203,431
Health Care Equipment & Supplies - 2.8%
Cantel Medical Corp.	27,143	1,871,238
DexCom, Inc. (a)	64,766	7,841,220
Hill-Rom Holdings, Inc.	48,795	4,948,789
ICU Medical, Inc. (a)	11,503	2,616,933
Insulet Corp. (a)(b)	43,430	3,745,838
Integra LifeSciences Holdings Corp. (a)	52,227	2,725,727
Masimo Corp. (a)	34,053	4,431,998
Penumbra, Inc. (a)(b)	22,600	3,039,700
STERIS PLC	61,834	8,099,017
The Cooper Companies, Inc.	35,781	10,373,628
West Pharmaceutical Services, Inc.	54,270	6,718,083
		56,412,171
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)(b)	63,814	2,043,324
Chemed Corp.	11,448	3,740,977
Encompass Health Corp.	72,497	4,672,432
MEDNAX, Inc. (a)	64,418	1,801,771
Molina Healthcare, Inc. (a)	46,127	5,979,443
Premier, Inc. (a)	38,471	1,278,391
Wellcare Health Plans, Inc. (a)	36,890	9,530,532
		29,046,870
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	92,322	12,913,078
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	15,720	4,730,620
Bio-Techne Corp.	27,587	5,644,024
Bruker Corp.	74,169	2,862,923
Charles River Laboratories International, Inc. (a)	34,868	4,897,908
PerkinElmer, Inc.	81,105	7,773,103
PRA Health Sciences, Inc. (a)	42,640	4,128,405
QIAGEN NV (a)	164,395	6,404,829
		36,441,812
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	107,254	4,807,124
Jazz Pharmaceuticals PLC (a)	43,663	5,666,148
		10,473,272

TOTAL HEALTH CARE		208,490,634

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	73,994	3,781,093
Curtiss-Wright Corp.	32,715	3,727,547
HEICO Corp.	28,834	3,042,852
HEICO Corp. Class A	56,068	5,014,161
Hexcel Corp.	62,437	4,414,920
Huntington Ingalls Industries, Inc.	31,537	7,019,505
Spirit AeroSystems Holdings, Inc. Class A	78,598	6,830,166
Teledyne Technologies, Inc. (a)	26,172	6,504,004
		40,334,248
Airlines - 0.6%
Alaska Air Group, Inc.	88,695	5,490,221
Copa Holdings SA Class A	23,048	1,918,976
JetBlue Airways Corp. (a)	224,802	4,170,077
		11,579,274
Building Products - 1.6%
A.O. Smith Corp.	104,854	5,512,175
Allegion PLC	70,404	6,986,189
Armstrong World Industries, Inc.	31,733	2,750,299
Fortune Brands Home & Security, Inc.	104,807	5,531,713
Lennox International, Inc.	26,559	7,209,441
Owens Corning	79,808	4,091,756
		32,081,573
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	38,051	2,891,876
KAR Auction Services, Inc.	99,467	5,617,896
Rollins, Inc.	107,632	4,162,129
Stericycle, Inc. (a)	61,666	3,600,678
		16,272,579
Construction & Engineering - 1.2%
AECOM (a)	115,891	3,928,705
Arcosa, Inc.	35,733	1,112,368
Fluor Corp.	103,682	4,119,286
Jacobs Engineering Group, Inc.	92,665	7,222,310
Quanta Services, Inc.	108,409	4,401,405
Valmont Industries, Inc.	15,919	2,146,518
		22,930,592
Electrical Equipment - 0.9%
Acuity Brands, Inc.	29,418	4,304,736
GrafTech International Ltd. (b)	43,226	494,938
Hubbell, Inc. Class B	40,598	5,180,305
Regal Beloit Corp.	31,847	2,709,543
Sensata Technologies, Inc. PLC (a)	120,242	6,004,885
		18,694,407
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	43,285	6,121,365
ITT, Inc.	65,000	3,935,750
		10,057,115
Machinery - 5.1%
AGCO Corp.	48,398	3,425,610
Allison Transmission Holdings, Inc.	84,487	3,959,061
Apergy Corp. (a)	57,228	2,271,379
Colfax Corp. (a)	62,357	1,881,311
Crane Co.	37,297	3,172,110
Donaldson Co., Inc.	95,263	5,100,381
Flowserve Corp.	96,489	4,730,856
Gardner Denver Holdings, Inc. (a)	93,211	3,145,871
Gates Industrial Corp. PLC (a)(b)	32,703	525,864
Graco, Inc.	122,688	6,287,760
IDEX Corp.	56,496	8,850,663
Lincoln Electric Holdings, Inc.	46,073	4,020,791
Middleby Corp. (a)(b)	40,409	5,339,241
Nordson Corp.	42,980	6,272,931
Oshkosh Corp.	51,429	4,247,521
Pentair PLC	116,458	4,540,697
Snap-On, Inc.	40,967	6,893,927
Terex Corp.	48,614	1,620,305
Timken Co.	50,570	2,424,832
Toro Co.	76,052	5,563,204
Trinity Industries, Inc.	107,314	2,313,690
WABCO Holdings, Inc. (a)	38,437	5,090,596
Wabtec Corp.	98,187	7,272,711
Welbilt, Inc. (a)	95,858	1,613,290
		100,564,602
Marine - 0.2%
Kirby Corp. (a)	43,893	3,586,936
Professional Services - 0.5%
Manpower, Inc.	45,483	4,368,187
Robert Half International, Inc.	87,258	5,417,849
		9,786,036
Road & Rail - 0.8%
AMERCO	5,153	1,922,945
Genesee & Wyoming, Inc. Class A (a)	42,958	3,808,227
Knight-Swift Transportation Holdings, Inc. Class A (b)	93,157	3,106,786
Landstar System, Inc.	29,723	3,238,618
Ryder System, Inc.	38,388	2,418,444
Schneider National, Inc. Class B	34,869	728,762
		15,223,782
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	72,616	2,800,073
HD Supply Holdings, Inc. (a)	132,224	6,041,315
MSC Industrial Direct Co., Inc. Class A	32,416	2,711,598
Univar, Inc. (a)	92,188	2,058,558
Watsco, Inc.	23,527	3,728,324
WESCO International, Inc. (a)	34,529	1,976,440
		19,316,308
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	58,657	2,376,195

TOTAL INDUSTRIALS		302,803,647

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.3%
CommScope Holding Co., Inc. (a)	140,226	3,474,800
EchoStar Holding Corp. Class A (a)	35,161	1,401,166
Ubiquiti Networks, Inc. (b)	11,093	1,890,802
		6,766,768
Electronic Equipment & Components - 3.9%
ADT, Inc. (b)	78,398	516,643
Arrow Electronics, Inc. (a)	62,316	5,266,325
Avnet, Inc.	79,406	3,859,926
CDW Corp.	108,369	11,443,766
Cognex Corp.	122,870	6,196,334
Coherent, Inc. (a)	17,837	2,640,054
Dolby Laboratories, Inc. Class A	45,944	2,972,117
FLIR Systems, Inc.	99,204	5,251,860
Jabil, Inc.	111,592	3,371,194
Keysight Technologies, Inc. (a)	138,500	12,053,655
Littelfuse, Inc.	17,974	3,613,673
National Instruments Corp.	81,479	3,837,661
Trimble, Inc. (a)	184,444	7,529,004
Zebra Technologies Corp. Class A (a)	39,149	8,265,920
		76,818,132
IT Services - 4.0%
Booz Allen Hamilton Holding Corp. Class A	101,553	6,021,077
Conduent, Inc. (a)	140,441	1,801,858
CoreLogic, Inc. (a)	60,099	2,440,620
Elastic NV	5,846	500,125
EPAM Systems, Inc. (a)	37,888	6,795,592
Euronet Worldwide, Inc. (a)	36,517	5,473,533
Genpact Ltd.	115,678	4,199,111
GoDaddy, Inc. (a)	124,796	10,170,874
Jack Henry & Associates, Inc.	56,855	8,474,806
Leidos Holdings, Inc.	104,802	7,700,851
Okta, Inc. (a)	64,530	6,713,056
Sabre Corp.	203,518	4,225,034
Switch, Inc. Class A (b)	27,180	295,447
Twilio, Inc. Class A (a)	65,226	8,945,094
WEX, Inc. (a)	30,456	6,404,897
		80,161,975
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	693,432	19,159,524
Cypress Semiconductor Corp.	264,293	4,540,554
First Solar, Inc. (a)	60,459	3,720,042
Marvell Technology Group Ltd.	410,203	10,263,279
MKS Instruments, Inc.	39,395	3,585,339
Monolithic Power Systems, Inc.	30,331	4,722,840
ON Semiconductor Corp. (a)	310,011	7,148,854
Teradyne, Inc.	133,109	6,522,341
Universal Display Corp. (b)	31,378	5,007,929
Versum Materials, Inc.	80,191	4,184,366
		68,855,068
Software - 7.5%
2U, Inc. (a)(b)	40,371	2,442,446
Aspen Technology, Inc. (a)	51,763	6,310,427
Black Knight, Inc. (a)	104,766	5,910,898
Cadence Design Systems, Inc. (a)	206,562	14,331,272
Ceridian HCM Holding, Inc. (b)	35,800	1,902,770
DocuSign, Inc.	57,721	3,271,049
Fair Isaac Corp. (a)	21,311	5,961,752
FireEye, Inc. (a)	142,713	2,286,262
Fortinet, Inc. (a)	104,265	9,740,436
Guidewire Software, Inc. (a)	59,910	6,380,415
LogMeIn, Inc.	37,128	3,059,347
Manhattan Associates, Inc. (a)	47,691	3,216,758
Nuance Communications, Inc. (a)	210,686	3,545,845
Nutanix, Inc. Class A (a)	103,942	4,489,255
Parametric Technology Corp. (a)	86,689	7,842,754
Paycom Software, Inc. (a)	35,702	7,230,726
Pegasystems, Inc.	27,786	2,084,228
Pluralsight, Inc.	40,284	1,429,679
Proofpoint, Inc. (a)	37,086	4,651,326
RealPage, Inc. (a)	53,278	3,474,258
RingCentral, Inc. (a)	50,379	5,862,604
SolarWinds, Inc. (a)(b)	18,157	354,969
SS&C Technologies Holdings, Inc.	159,098	10,764,571
Tableau Software, Inc. (a)	52,685	6,417,560
Teradata Corp. (a)	87,414	3,974,715
Tyler Technologies, Inc. (a)	28,384	6,582,533
Ultimate Software Group, Inc. (a)	22,547	7,455,166
Zendesk, Inc. (a)	78,117	6,857,110
		147,831,131
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	86,940	2,516,913
Pure Storage, Inc. Class A (a)	121,024	2,766,609
Xerox Corp.	148,404	4,950,757
		10,234,279

TOTAL INFORMATION TECHNOLOGY		390,667,353

MATERIALS - 6.4%
Chemicals - 2.4%
Ashland Global Holdings, Inc.	46,424	3,738,525
Axalta Coating Systems Ltd. (a)	154,130	4,158,427
Cabot Corp.	43,812	1,988,189
CF Industries Holdings, Inc.	171,175	7,665,217
Element Solutions, Inc. (a)	163,492	1,775,523
Huntsman Corp.	162,557	3,615,268
NewMarket Corp.	5,560	2,332,865
Olin Corp.	121,401	2,633,188
RPM International, Inc.	95,929	5,818,094
The Chemours Co. LLC	127,197	4,580,364
The Scotts Miracle-Gro Co. Class A	29,633	2,519,398
Valvoline, Inc.	138,737	2,566,635
W.R. Grace & Co.	48,991	3,702,740
		47,094,433
Construction Materials - 0.3%
Eagle Materials, Inc.	32,749	2,977,212
nVent Electric PLC	118,441	3,310,426
		6,287,638
Containers & Packaging - 2.6%
Aptargroup, Inc.	46,086	5,126,607
Ardagh Group SA	13,588	188,601
Avery Dennison Corp.	63,758	7,054,823
Bemis Co., Inc.	66,767	3,833,761
Berry Global Group, Inc. (a)	96,699	5,685,901
Crown Holdings, Inc. (a)	95,899	5,574,609
Graphic Packaging Holding Co.	222,849	3,093,144
Owens-Illinois, Inc.	117,406	2,319,943
Packaging Corp. of America	69,061	6,848,089
Sealed Air Corp.	115,396	5,379,762
Silgan Holdings, Inc.	56,948	1,705,023
Sonoco Products Co.	72,521	4,573,174
		51,383,437
Metals & Mining - 1.0%
Alcoa Corp. (a)	137,872	3,678,425
Reliance Steel & Aluminum Co.	50,903	4,681,040
Royal Gold, Inc.	48,050	4,183,233
Steel Dynamics, Inc.	163,950	5,193,936
United States Steel Corp.	130,012	2,028,187
		19,764,821
Paper & Forest Products - 0.1%
Domtar Corp.	46,032	2,250,965

TOTAL MATERIALS		126,781,294

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 11.1%
American Campus Communities, Inc.	100,659	4,751,105
American Homes 4 Rent Class A	190,878	4,577,254
Apartment Investment & Management Co. Class A	111,618	5,509,464
Apple Hospitality (REIT), Inc.	161,822	2,661,972
Brandywine Realty Trust (SBI)	132,303	2,036,143
Brixmor Property Group, Inc.	224,697	4,017,582
Camden Property Trust (SBI)	65,852	6,628,004
Colony Capital, Inc.	354,726	1,823,292
Columbia Property Trust, Inc.	87,321	1,983,060
CoreSite Realty Corp.	26,878	2,940,722
Corporate Office Properties Trust (SBI)	76,235	2,125,432
CubeSmart	136,982	4,371,096
CyrusOne, Inc.	77,260	4,302,609
DDR Corp.	112,798	1,493,446
Douglas Emmett, Inc.	117,520	4,840,649
Duke Realty Corp.	262,416	8,166,386
Empire State Realty Trust, Inc.	104,104	1,609,448
EPR Properties	54,346	4,285,726
Equity Commonwealth	86,670	2,756,106
Equity Lifestyle Properties, Inc.	63,435	7,402,865
Gaming & Leisure Properties	148,960	6,015,005
Healthcare Trust of America, Inc.	153,561	4,235,212
Highwoods Properties, Inc. (SBI)	75,850	3,381,393
Hospitality Properties Trust (SBI)	120,334	3,128,684
Hudson Pacific Properties, Inc.	114,670	3,997,396
Iron Mountain, Inc.	210,750	6,845,160
JBG SMITH Properties	83,788	3,565,179
Kilroy Realty Corp.	72,978	5,612,738
Kimco Realty Corp.	302,262	5,256,336
Lamar Advertising Co. Class A	62,650	5,179,276
Liberty Property Trust (SBI)	108,962	5,408,874
Life Storage, Inc.	33,759	3,216,895
Medical Properties Trust, Inc.	273,995	4,783,953
National Retail Properties, Inc.	116,880	6,150,226
Omega Healthcare Investors, Inc.	147,157	5,207,886
Outfront Media, Inc.	102,351	2,439,024
Paramount Group, Inc.	151,001	2,188,004
Park Hotels & Resorts, Inc.	149,689	4,802,023
Rayonier, Inc.	95,221	3,027,076
Regency Centers Corp.	112,765	7,574,425
Retail Properties America, Inc.	158,948	1,953,471
Senior Housing Properties Trust (SBI)	173,402	1,392,418
Spirit Realty Capital, Inc.	63,926	2,586,446
Store Capital Corp.	142,413	4,745,201
Sun Communities, Inc.	62,262	7,663,207
Taubman Centers, Inc.	43,748	2,156,776
The Macerich Co.	100,450	4,032,063
Uniti Group, Inc.	123,095	1,352,814
VEREIT, Inc.	716,229	5,916,052
VICI Properties, Inc.	299,438	6,827,186
Weingarten Realty Investors (SBI)	88,404	2,558,412
WP Carey, Inc.	117,975	9,357,777
		220,838,949
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (a)	28,952	3,213,672
Jones Lang LaSalle, Inc.	33,484	5,175,622
Realogy Holdings Corp. (b)	86,494	1,126,152
Retail Value, Inc.	11,259	377,177
		9,892,623

TOTAL REAL ESTATE		230,731,572

UTILITIES - 3.6%
Electric Utilities - 1.7%
Alliant Energy Corp.	174,137	8,224,491
Hawaiian Electric Industries, Inc.	79,769	3,308,818
OGE Energy Corp.	147,173	6,231,305
Pinnacle West Capital Corp.	82,829	7,891,119
Vistra Energy Corp.	293,315	7,992,834
		33,648,567
Gas Utilities - 1.0%
Atmos Energy Corp.	84,533	8,651,107
National Fuel Gas Co.	59,856	3,544,074
UGI Corp.	128,130	6,984,366
		19,179,547
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	214,841	8,845,004
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	144,380	3,775,537
Water Utilities - 0.3%
Aqua America, Inc.	155,387	6,069,416

TOTAL UTILITIES		71,518,071

TOTAL COMMON STOCKS
(Cost $1,648,230,881)		1,979,967,297
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19 (c)
(Cost $990,551)	1,000,000	991,150
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.49% (d)	368,009	$368,082
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	91,363,269	91,372,406
TOTAL MONEY MARKET FUNDS
(Cost $91,740,488)		91,740,488
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $1,740,961,920)		2,072,698,935
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(88,223,318)
NET ASSETS - 100%		$1,984,475,617

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	June 2019	$4,538,820	$124,092	$124,092

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $280,496.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,260
Fidelity Securities Lending Cash Central Fund	$198,480
Total	$313,740

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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